T. ROWE PRICE SMALL-CAP VALUE FUND

March 31, 2019	(Unaudited)

Portfolio of Investments‡	Shares/Par	$ Value
(Cost and value in $000s)
COMMON STOCKS 97.0%
COMMUNICATION SERVICES 2.0%
Entertainment 0.3%
Rosetta Stone (1)(2)	1,309,198	28,606
		28,606
Interactive Media & Services 0.1%
ANGI Homeservices, Class A (1)	727,275	11,229
		11,229
Media 1.6%
Cable One	76,000	74,585
GCI Liberty, Class A (1)	423,039	23,525
MSG Networks, Class A (1)	409,400	8,905
Saga Communications, Class A (2)	525,912	17,455
Scholastic	684,000	27,196
		151,666
Total Communication Services		191,501
CONSUMER DISCRETIONARY 8.6%
Auto Components 1.6%
Dorman Products (1)	500,100	44,054
Garrett Motion (1)	2,827,300	41,646
Horizon Global (1)(2)	2,385,469	4,628
LCI Industries	485,200	37,273
Strattec Security (2)	196,353	5,769
Visteon (1)	222,100	14,958
		148,328
Distributors 0.8%
Pool	416,700	68,743
Uni-Select (CAD)	855,709	8,875
		77,618
Diversified Consumer Services 1.6%
American Public Education (1)(2)	1,291,060	38,887
Career Education (1)	2,571,091	42,474
)LUVW 3DJH )RRWHU

T. ROWE PRICE SMALL-CAP VALUE FUND

		Shares/Par	$ Value
	(Cost and value in $000s)
	Strategic Education	565,412	74,244
			155,605
	Hotels, Restaurants & Leisure 0.6%
	Marriott Vacations Worldwide	310,266	29,010
	Red Robin Gourmet Burgers (1)	513,094	14,782
	Red Rock Resorts, Class A	547,944	14,165
			57,957
	Household Durables 0.8%
	Cavco Industries (1)	395,700	46,507
	CSS Industries (2)	1,189,464	7,125
	TRI Pointe Group (1)	1,438,100	18,177
			71,809
	Specialty Retail 2.4%
	Aaron's	1,407,000	74,008
	Boot Barn Holdings (1)	417,899	12,303
	Express (1)	2,152,900	9,214
	Lumber Liquidators Holdings (1)(2)	1,932,905	19,522
	Monro	520,800	45,060
	Party City Holdco (1)	1,644,809	13,060
	Sportsman's Warehouse Holdings (1)(2)	3,718,853	17,851
	Winmark (2)	227,447	42,894
			233,912
	Textiles, Apparel & Luxury Goods 0.8%
	Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost $6,158
(1)	(3)(4)	112,302	6,158
Culp	(2)	1,099,157	21,137
	J.G. Boswell	11,290	7,564
	Steven Madden	1,215,162	41,121
			75,980
	Total Consumer Discretionary		821,209
	CONSUMER STAPLES 4.6%
	Beverages 0.7%
	Boston Beer, Class A (1)	53,900	15,886

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Coca-Cola Consolidated	191,474	55,112
		70,998
Food & Staples Retailing 0.4%
BJ's Wholesale Club Holdings (1)	749,473	20,536
PriceSmart	233,446	13,745
SpartanNash	447,817	7,107
		41,388
Food Products 3.3%
Cal-Maine Foods	408,600	18,236
Collier Creek Holdings (1)	2,097,470	21,709
Nomad Foods (1)	5,417,200	110,782
Post Holdings (1)	789,354	86,355
Sanderson Farms	227,600	30,007
Simply Good Foods (1)	2,195,704	45,209
		312,298
Household Products 0.2%
Oil-Dri (2)	543,423	16,922
		16,922
Total Consumer Staples		441,606
ENERGY 5.3%

Energy Equipment & Services 1.8%
Apergy (1)	233,500	9,587
Cactus, Class A (1)	515,783	18,362
Computer Modelling Group (CAD)	2,262,380	10,412
Dril-Quip (1)	340,700	15,621
Frank's International (1)	3,312,900	20,573
Keane Group (1)	3,154,432	34,352
NCS Multistage Holdings (1)	714,711	3,702
Oceaneering International (1)	618,000	9,746
Ranger Energy Services (1)(2)	1,096,820	8,742
SEACOR Holdings (1)	288,982	12,218
SEACOR Marine Holdings (1)	1,032,198	13,738
TETRA Technologies (1)(2)	6,841,700	16,010
		173,063

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Oil, Gas & Consumable Fuels 3.5%
Advantage Oil & Gas (CAD)(1)	7,872,200	12,960
Centennial Resource Development, Class A (1)	3,233,322	28,421
Earthstone Energy, Class A (1)(2)	1,962,683	13,896
International Seaways (1)	837,646	14,357
Jagged Peak Energy (1)	2,158,087	22,595
Kelt Exploration (CAD)(1)	4,730,000	19,503
Kosmos Energy	2,633,500	16,407
Matador Resources (1)	1,803,560	34,863
Panhandle Oil & Gas, Class A	619,670	9,729
Plains GP Holdings, Class A	1,099,752	27,406
REX American Resources (1)(2)	323,700	26,093
Seven Generations Energy, Class A (CAD)(1)	2,393,800	17,286
Venture Global LNG, Series B, Acquisition Date: 3/8/18, Cost
$1,314 (1)(3)(4)	435	2,262
Venture Global LNG, Series C, Acquisition Date: 5/25/17 -
3/8/18, Cost $26,302 (1)(3)(4)	7,197	37,424
WPX Energy (1)	3,778,300	49,533
		332,735
Total Energy		505,798
FINANCIALS 23.2%

Banks 14.6%
American Business Bank (1)	188,160	6,604
Atlantic Capital Bancshares (1)	1,077,806	19,217
BankUnited	2,449,600	81,817
Blue Hills Bancorp	1,178,733	28,172
BOK Financial	474,389	38,686
Bridge Bancorp	386,768	11,332
Burke & Herbert	9,883	28,784
Columbia Banking System	2,187,235	71,501
Crossfirst Bankshares, Acquisition Date: 10/23/18, Cost $7,274
(1)(3)(4)	510,426	7,274
East West Bancorp	579,699	27,808
Farmers & Merchants Bank of Long Beach	2,793	22,903
FB Financial	949,687	30,162
First Bancshares	288,404	8,912

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)

First Hawaiian	808,929	21,073
Glacier Bancorp	1,267,200	50,777
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $ — (1)(3)(4)	100,220	0
HarborOne Bancorp (1)	849,825	14,617
Heritage Commerce	1,475,521	17,854
Heritage Financial	1,099,733	33,146
Home BancShares	5,329,696	93,643
Hope Bancorp	2,721,087	35,592
Howard Bancorp (1)(2)	974,405	14,431
Independent Bank Group	746,280	38,277
John Marshall Bancorp (1)(2)	713,237	11,055
Live Oak Bancshares (2)	2,231,954	32,609
National Bank Holdings, Class A (2)	1,869,559	62,181
National Commerce (1)	239,941	9,408
Origin Bancorp	584,880	19,915
Pacific Premier Bancorp	876,000	23,240
Pinnacle Financial Partners	716,772	39,207
Popular	1,148,900	59,892
Preferred Bank (2)	940,258	42,283
Prosperity Bancshares	808,000	55,800
Revere Bank (1)	394,534	11,461
Sandy Spring Bancorp	464,059	14,516
South State	285,718	19,526
Southern First Bancshares (1)	341,296	11,560
SVB Financial Group (1)	89,600	19,923
Texas Capital Bancshares (1)	728,700	39,780
Towne Bank / Portsmouth VA	2,337,975	57,865
Webster Financial	861,573	43,656
Western Alliance Bancorp (1)	1,962,454	80,539
Wintrust Financial	628,768	42,335
		1,399,333
Capital Markets 1.9%
Barings BDC	1,374,679	13,485
Cboe Global Markets	166,436	15,885
Focus Financial Partners, Class A (1)	446,708	15,921

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Hercules Capital (5)	1,642,800	20,798
Houlihan Lokey	851,827	39,056
JMP Group, Partnership	851,400	3,193
Main Street Capital	614,700	22,867
OTC Markets Group, Class A	492,485	16,597
Safeguard Scientifics (1)	906,547	9,836
Virtus Investment Partners	251,442	24,528
		182,166
Consumer Finance 0.9%
Green Dot, Class A (1)	1,361,900	82,599
		82,599
Diversified Financial Services 0.2%
GS Acquisition Holdings	1,409,532	14,786
		14,786
Insurance 2.0%
Assured Guaranty	365,383	16,234
eHealth (1)	52,326	3,262
Employers Holdings	512,000	20,536
EverQuote, Class A (1)	235,278	1,750
James River Group Holdings	408,033	16,354
Kinsale Capital Group	59,247	4,063
ProAssurance	1,123,700	38,891
RenaissanceRe Holdings	130,800	18,770
Safety Insurance Group	361,600	31,510
State Auto Financial	1,321,628	43,508
		194,878
Mortgage Real Estate Investment Trusts 0.2%
Capstead Mortgage, REIT	530,270	4,555
Redwood Trust, REIT	1,044,300	16,865
		21,420
Thrifts & Mortgage Finance 3.4%
FS Bancorp	189,304	9,556
Kearny Financial	4,088,259	52,616
Meridian Bancorp	2,562,418	40,204

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)

PCSB Financial (2)	957,505	18,739
PDL Community Bancorp (1)(2)	1,055,544	14,725
PennyMac Financial Services	1,595,016	35,473
Radian Group	2,724,400	56,504
Sterling Bancorp	1,368,204	13,874
United Financial Bancorp	1,871,301	26,853
WSFS Financial	1,508,888	58,243
		326,787
Total Financials		2,221,969
HEALTH CARE 6.6%

Biotechnology 0.8%
Array BioPharma (1)	430,200	10,488
Cara Therapeutics (1)	533,092	10,459
Coherus Biosciences (1)	267,059	3,643
CytomX Therapeutics (1)	165,723	1,782
Momenta Pharmaceuticals (1)	1,323,707	19,233
Rigel Pharmaceuticals (1)	4,055,100	10,422
Ultragenyx Pharmaceutical (1)	137,299	9,523
Xencor (1)	393,885	12,234
		77,784
Health Care Equipment & Supplies 4.0%
AngioDynamics (1)	345,000	7,887
Atrion (2)	127,569	112,092
Avanos Medical (1)	1,531,031	65,344
Integer Holdings (1)	281,223	21,210
JAND, Class A, Acquisition Date: 3/9/18, Cost $4,644 (1)(3)(4)	295,474	4,520
Lantheus Holdings (1)	455,079	11,140
Nevro (1)	78,700	4,920
Quidel (1)	1,568,606	102,697
Utah Medical Products (2)	211,972	18,707
West Pharmaceutical Services	331,000	36,476
		384,993
Health Care Providers & Services 1.7%
Ensign Group	1,071,906	54,871

T. ROWE PRICE SMALL-CAP VALUE FUND

		Shares/Par	$ Value
	(Cost and value in $000s)
	Molina Healthcare (1)	372,454	52,874
	Patterson	738,600	16,138
	Select Medical Holdings (1)	2,759,134	38,876
			162,759
	Pharmaceuticals 0.1%
	TherapeuticsMD (1)	1,636,488	7,970
			7,970
	Total Health Care		633,506
	INDUSTRIALS & BUSINESS SERVICES 13.9%
	Aerospace & Defense 1.9%
	BWX Technologies	739,600	36,669
	Cubic	1,101,533	61,950
	Triumph Group (2)	4,182,200	79,713
			178,332
	Airlines 0.1%
	Alclear Holdings, Class B, Acquisition Date: 12/13/18, Cost
	$9,877 (1)(3)(4)(6)	43,898	9,877
			9,877
	Building Products 1.2%
	CSW Industrials (1)	605,000	34,661
	Insteel Industries	684,485	14,319
JELD	-WEN Holding (1)	817,921	14,445
	Resideo Technologies (1)	656,500	12,664
	Universal Forest Products	1,261,500	37,706
			113,795
	Commercial Services & Supplies 1.8%
	Brady, Class A	708,500	32,881
	Brink's	205,900	15,527
	McGrath RentCorp	640,302	36,222
	MSA Safety	278,900	28,838
	Stericycle (1)	1,026,698	55,873
			169,341
	Construction & Engineering 0.7%
	Aegion (1)(2)	2,693,577	47,326

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)
Valmont Industries	189,900	24,706
		72,032
Electrical Equipment 0.3%
Thermon Group Holdings (1)	1,275,940	31,273
		31,273
Industrial Conglomerates 0.3%
Raven Industries	741,554	28,453
		28,453
Machinery 3.5%
Blue Bird (1)	1,154,000	19,537
Chart Industries (1)	454,600	41,150
CIRCOR International (1)(2)	1,240,079	40,427
ESCO Technologies	665,300	44,595
Hillenbrand	468,800	19,469
John Bean Technologies	546,000	50,172
Luxfer Holdings	276,724	6,913
Lydall (1)	463,682	10,878
RBC Bearings (1)	196,809	25,028
Rexnord (1)	1,301,400	32,717
Sun Hydraulics	868,534	40,396
Westport Fuel Systems (1)	1,425,564	2,210
		333,492
Marine 0.4%
Kirby (1)	301,100	22,616
Matson	558,800	20,167
		42,783
Professional Services 1.6%
FTI Consulting (1)	1,006,400	77,312
Huron Consulting Group (1)	419,800	19,823
Navigant Consulting	675,422	13,150
Upwork (1)	198,263	3,795
Upwork, Acquisition Date: 11/20/17, Cost $8,681 (3)	1,929,047	35,076
		149,156

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Road & Rail 1.9%
Genesee & Wyoming, Class A (1)	685,719	59,754
Landstar System	804,100	87,961
Patriot Transportation Holding (1)(2)	224,131	4,214
Universal Logistics Holdings	1,058,866	20,838
US Xpress Enterprises, Class A (1)	1,187,195	7,847
		180,614
Trading Companies & Distributors 0.2%
Beacon Roofing Supply (1)	755,300	24,290
		24,290
Total Industrials & Business Services		1,333,438
INFORMATION TECHNOLOGY 11.0%
Communications Equipment 0.6%
Harmonic (1)(2)	11,469,690	62,166
		62,166
Electronic Equipment, Instruments & Components 3.3%
Badger Meter	64,709	3,600
Belden (2)	2,454,400	131,801
Knowles (1)	3,065,100	54,038
Lightspeed POS (CAD)(1)	439,343	6,776
Littelfuse	397,000	72,445
Mesa Laboratories (2)	202,315	46,634
Methode Electronics	30,900	889
		316,183
IT Services 1.8%
Afterpay Touch Group (AUD)(1)	1,530,865	22,951
Conduent (1)	3,403,100	47,065
Endava, ADR (1)	317,116	8,721
Evo Payments, Class A (1)	646,509	18,781
GTT Communications (1)	1,080,300	37,486
I3 Verticals, Class A (1)(2)	1,166,554	28,020
Megaport (AUD)(1)	2,817,546	8,190
		171,214

T. ROWE PRICE SMALL-CAP VALUE FUND

		Shares/Par	$ Value
	(Cost and value in $000s)

	Semiconductors & Semiconductor Equipment 2.1%
	Cabot Microelectronics	384,312	43,027
	Cypress Semiconductor	931,600	13,899
	Entegris	1,420,200	50,687
	Lattice Semiconductor (1)	2,887,869	34,452
	MaxLinear (1)	1,220,000	31,147
	PDF Solutions (1)	315,700	3,899
	Rudolph Technologies (1)	608,800	13,881
	Synaptics (1)	131,900	5,243
			196,235
	Software 3.1%
	Avalara (1)	112,726	6,289
	Ceridian HCM Holding (1)	657,233	33,716
	Checkr, Acquisition Date: 6/29/18, Cost $866 (1)(3)(4)	70,474	866
	Cision (1)	2,750,708	37,877
	Coupa Software (1)	369,204	33,590
	Descartes Systems Group (1)	213,874	7,781
	Pluralsight, Class A (1)	473,334	15,024
	Q2 Holdings (1)	431,200	29,865
	RealPage (1)	281,700	17,096
	Tableau Software, Class A (1)	628,300	79,970
	Toast, Acquisition Date: 9/14/18 - 11/14/18, Cost $1,094
(1)	(3)(4)	40,202	1,098
	Zendesk (1)	440,500	37,442
			300,614
	Technology Hardware, Storage & Peripherals 0.1%
Cray	(1)	211,521	5,510
			5,510
	Total Information Technology		1,051,922
	MATERIALS 4.0%

	Chemicals 1.5%
	AgroFresh Solutions (1)(2)	5,964,895	19,923
	American Vanguard	1,381,500	23,789
	Hawkins	451,100	16,614
	Minerals Technologies	663,700	39,019

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Orion Engineered Carbons	434,091	8,243
Quaker Chemical	178,854	35,830
		143,418
Containers & Packaging 0.6%
Myers Industries (2)	3,168,814	54,219
		54,219
Metals & Mining 1.3%
Carpenter Technology	1,011,000	46,354
Constellium, Class A (1)	2,628,500	20,976
ERO Copper (CAD)(1)	377,500	4,511
Osisko Gold Royalties (CAD)	1,261,000	14,164
Petra Diamonds (GBP)(1)	37,116,850	9,273
Reliance Steel & Aluminum	330,500	29,831
		125,109
Paper & Forest Products 0.6%
Clearwater Paper (1)	613,813	11,957
Stella-Jones (CAD)	813,898	27,504
West Fraser Timber (CAD)	466,500	22,691
		62,152
Total Materials		384,898
REAL ESTATE 10.8%

Equity Real Estate Investment Trusts 9.7%
Acadia Realty Trust, REIT	1,240,400	33,826
American Assets Trust, REIT	544,400	24,966
American Campus Communities, REIT	892,717	42,476
Cedar Realty Trust, REIT (2)	11,503,844	39,113
CubeSmart, REIT	1,380,100	44,218
Douglas Emmett, REIT	883,300	35,703
EastGroup Properties, REIT	403,200	45,013
First Industrial Realty Trust, REIT	689,022	24,364
Hannon Armstrong Sustainable Infrastructure Capital, REIT	1,766,500	45,293
Healthcare Realty Trust, REIT	2,206,792	70,860
JBG SMITH Properties, REIT	1,462,050	60,456
Kilroy Realty, REIT	455,900	34,630

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)

Paramount Group, REIT	2,729,842	38,736
Pebblebrook Hotel Trust, REIT	1,001,200	31,097
PotlatchDeltic, REIT	871,246	32,924
PS Business Parks, REIT	332,000	52,068
QTS Realty Trust, Class A, REIT	557,928	25,101
Retail Opportunity Investments, REIT	81,300	1,410
Saul Centers, REIT	780,800	40,110
Sunstone Hotel Investors, REIT	3,754,810	54,069
Terreno Realty, REIT	1,779,400	74,806
Urban Edge Properties, REIT	1,207,000	22,933
Urstadt Biddle Properties, REIT	44,404	742
Urstadt Biddle Properties, Class A, REIT	147,299	3,040
Washington Real Estate Investment Trust, REIT	1,621,700	46,024
		923,978
Real Estate Management & Development 1.1%
FirstService	663,900	59,313
FRP Holdings (1)	233,800	11,122
St Joe (1)	2,046,500	33,747
		104,182
Total Real Estate		1,028,160
UTILITIES 7.0%

Electric Utilities 1.9%
MGE Energy	426,400	28,982
PNM Resources	2,274,600	107,680
Portland General Electric	891,100	46,195
		182,857
Gas Utilities 3.3%
Atmos Energy	465,100	47,873
Chesapeake Utilities	763,880	69,674
ONE Gas	1,281,800	114,119
RGC Resources	360,069	9,545
Southwest Gas Holdings	953,300	78,418
		319,629

T. ROWE PRICE SMALL-CAP VALUE FUND

		Shares/Par	$ Value
	(Cost and value in $000s)

	Independent Power & Renewable Electricity Producers 0.3%
	NextEra Energy Partners	657,000	30,642
			30,642
Multi	-Utilities 0.7%
	NorthWestern	881,600	62,073
			62,073
	Water Utilities 0.8%
	California Water Service Group	757,700	41,128
	Middlesex Water	310,132	17,364
	SJW Group	295,506	18,245
			76,737
	Total Utilities		671,938
	Total Common Stocks (Cost $6,357,107)		9,285,945

	CONVERTIBLE PREFERRED STOCKS 1.2%
	CONSUMER DISCRETIONARY 0.5%
	Hotels, Restaurants & Leisure 0.1%
	Sweetgreen, Series G, Acquisition Date: 8/15/16 - 2/27/18,
Cost $	10,075 (1)(3)(4)	1,119,428	14,597
			14,597
	Internet & Direct Marketing Retail 0.3%
	Framebridge, Series C, Acquisition Date: 6/20/18, Cost $5,134
(1)	(3)(4)	1,477,622	5,134
	Minted, Series E, Acquisition Date: 10/30/18, Cost $5,471
(1)	(3)(4)	406,249	5,471
	Roofoods, Series F, Acquisition Date: 9/12/17, Cost $10,300
(1)	(3)(4)	29,130	14,854
			25,459
	Textiles, Apparel & Luxury Goods 0.1%
	Allbirds, Series A, Acquisition Date: 10/10/18, Cost: $2,022
(1)	(3)(4)	36,863	2,022
	Allbirds, Series B, Acquisition Date: 10/10/18, Cost $355
(1)	(3)(4)	6,476	355
	Allbirds, Series C, Acquisition Date: 10/9/18, Cost $3,394
(1)	(3)(4)	61,894	3,394

T. ROWE PRICE SMALL-CAP VALUE FUND

		Shares/Par	$ Value
	(Cost and value in $000s)
	Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost $1,086
(1)	(3)(4)	19,806	1,086
			6,857
	Total Consumer Discretionary		46,913
	CONSUMER STAPLES 0.2%
	Food Products 0.2%
	Farmers Business Network, Series E, Acquisition Date: 2/11/19,
Cost $	3,362 (1)(3)(4)	144,247	3,362
	Farmers Business Network, Series D, Acquisition Date: 11/3/18,
	Cost: $15,529 (1)(3)(4)	841,026	19,603
	Total Consumer Staples		22,965
	HEALTH CARE 0.1%
	Health Care Equipment & Supplies 0.1%
	JAND, Series E, Acquisition Date: 3/9/18, Cost $5,729 (1)(3)(4)	364,498	5,577
	Total Health Care		5,577
	INFORMATION TECHNOLOGY 0.4%
	Software 0.4%
	Checkr, Series C, Acquisition Date: 4/10/18, Cost $4,046
(1)	(3)(4)	296,360	4,046
	Mesosphere, Series D, Acquisition Date: 5/4/18, Cost $13,431
(1)	(3)(4)	1,214,930	13,431
	Toast, Series B, Acquisition Date: 9/14/18, Cost $171 (1)(3)(4)	9,907	271
	Toast, Series D, Acquisition Date: 6/27/18, Cost $12,505
(1)	(3)(4)	722,552	19,725
	Zenpayroll, Acquisition Date: 7/16/18, Cost $5,412 (1)(3)(4)	711,894	5,412
	Total Information Technology		42,885
	Total Convertible Preferred Stocks (Cost $98,022)		118,340

	CONVERTIBLE BONDS 0.0%
	FINANCIALS 0.0%
	Banks 0.0%
	Grasshopper Bancorp, Acquisition Date: 10/12/18, Cost
	$1,002, 4/12/19 (1)(3)(4)	1,002,200	1,002
	Total Convertible Bonds (Cost $1,002)		1,002

T. ROWE PRICE SMALL-CAP VALUE FUND

	Shares/Par	$ Value
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 1.8%
Money Market Funds 1.8%
T. Rowe Price Government Reserve Fund, 2.49% (2)(7)	172,218,208	172,218
Total Short-Term Investments (Cost $172,218)		172,218
Total Investments in Securities 100.0%
(Cost $6,628,349)		$9,577,505
Other Assets Less Liabilities 0.0%		(1,973)
Net Assets 100.0%		$9,575,532

‡	Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Affiliated Companies
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $223,897 and represents 2.3% of net assets.
(4)	Level 3 in fair value hierarchy.
(5)	Organized as a closed-end management investment company.
(6)	Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(7)	Seven-day yield
ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	British Pound
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE SMALL-CAP VALUE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
Aegion	$204	$3,107	$—
AgroFresh Solutions	(58)	(2,627)	—
American Public Education	108	2,061	—
Atrion	11,458	6,344	173
Belden	786	26,765	122
Burke & Herbert	145	(516)	198
Cedar Realty Trust	(109)	4,415	1,161
CIRCOR International	13	12,238	—
CSS Industries	(8)	(3,537)	239
Culp	137	181	110
Earthstone Energy	(48)	5,097	—
Harmonic	238	7,737	—
Horizon Global	(5,122)	6,424	—
Howard Bancorp	29	473	—
I3 Verticals	93	53	—
John Marshall Bancorp	11	175	—
Live Oak Bancshares	44	(476)	67
Lumber Liquidators Holdings	(2,928)	4,232	—
Mesa Laboratories	219	4,277	32
Myers Industries	227	6,145	428
National Bank Holdings	252	4,254	319
Oil-Dri	80	2,365	126
Patriot Transportation Holding	13	(168)	—
PCSB Financial	32	(15)	27
PDL Community Bancorp	3	1,280	—
Preferred Bank	328	1,222	283
Ranger Energy Services	(28)	3,113	—
REX American Resources	67	3,932	—
Rosetta Stone	78	7,089	—
Saga Communications	87	(99)	167
SEACOR Marine Holdings	5	1,603	—

		T. ROWE PRICE SMALL-CAP VALUE FUND

Affiliated Companies (CONTINUED)
($000	s)

			Change in Net
		Net Realized Gain	Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
Sportsman's Warehouse
Holdings		9	1,566	—
Strattec Security		12	105	28
TETRA Technologies		(13)	4,562	—
Triumph Group		(66)	29,376	164
United Financial Bancorp		1,349	(1,892)	303
Utah Medical Products		93	895	57
Winmark		174	6,544	34
T. Rowe Price Government
Reserve Fund		—	—	1,228
Totals		$7,914#	$148,300	$5,266+

	T. ROWE PRICE SMALL-CAP VALUE FUND

Affiliated Companies (CONTINUED)
($000s)

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	3/31/19
Aegion	$42,265$	2,142$	188$	47,326
AgroFresh Solutions	22,808	—	258	19,923
American Public Education	37,071	—	245	38,887
Atrion	106,140	—	392	112,092
Belden	96,075	9,223	262	131,801
Burke & Herbert	29,412	—	112	*
Cedar Realty Trust	36,443	—	1,745	39,113
CIRCOR International	22,505	5,944	260	40,427
CSS Industries	10,764	—	102	7,125
Culp	19,124	1,865	33	21,137
Earthstone Energy	8,950	—	151	13,896
Harmonic	53,680	1,032	283	62,166
Horizon Global	2,918	1,433	6,147	4,628
Howard Bancorp	14,058	—	100	14,431
I3 Verticals	24,106	3,985	124	28,020
John Marshall Bancorp	*	2,695	68	11,055
Live Oak Bancshares	33,348	—	263	32,609
Lumber Liquidators
Holdings	20,924	—	5,634	19,522
Mesa Laboratories	42,535	—	178	46,634
Myers Industries	48,307	—	233	54,219
National Bank Holdings	58,226	—	299	62,181
Oil-Dri	13,080	1,529	52	16,922
Patriot Transportation
Holding	4,486	—	104	4,214
PCSB Financial	17,939	945	130	18,739
PDL Community Bancorp	13,568	—	123	14,725
Preferred Bank	41,124	—	63	42,283
Ranger Energy Services	5,721	—	92	8,742
REX American Resources	*	1,812	132	26,093
Rosetta Stone	21,663	—	146	28,606
Saga Communications	18,579	—	1,025	17,455
SEACOR Marine Holdings	12,247	—	111	*
Sportsman's Warehouse
Holdings	16,434	—	149	17,851
Strattec Security	5,704	—	40	5,769
TETRA Technologies	11,596	—	148	16,010

		T. ROWE PRICE SMALL-CAP VALUE FUND

Affiliated Companies (CONTINUED)
($000	s)

		Value	Purchase	Sales	Value
Affiliate		12/31/18	Cost	Cost	3/31/19
Triumph Group		44,240	6,718	621	79,713
United Financial Bancorp		37,306	—	8,561	*
Utah Medical Products		16,710	1,163	61	18,707
Winmark		35,911	577	138	42,894
T. Rowe Price Government
Reserve Fund		183,209	¤	¤	172,218
					$1,338,133^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $5,266 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,175,530.
* On the date indicated, issuer was held but not considered an affiliated company.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE SMALL-CAP VALUE FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE SMALL-CAP VALUE FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market

T. ROWE PRICE SMALL-CAP VALUE FUND

valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$8,956,455$	260,011$	69,479$	9,285,945
Convertible Preferred Stocks	—	—	118,340	118,340
Fixed Income Securities[1]	—	—	1,002	1,002
Short-Term Investments	172,218	—	—	172,218
Total	$9,128,673$	260,011$	188,821$	9,577,505

1 Includes Convertible Bonds.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2019, totaled $1,754,000 for the period ended March 31, 2019.

($000	s)
		Beginning	Gain (Loss)		Ending Balance
		Balance 1/1/19	During Period	Total Purchases	3/31/19
Investment in Securities
Common Stocks		$69,487	$(8)	$—	$69,479
Convertible Preferred Stocks		113,216	1,762	3,362	118,340
Convertible Bonds		1,002	—	—	1,002
Total		$183,705	$1,754	$3,362	$188,821